(Losses)/Earnings per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
(Losses)/earnings per share
Net (loss)/income attributable to Navios Logistics stockholders	$ 156	$ (196)	$ 5,600
Weighted Average Number of Shares Outstanding, Basic and Diluted	20,000	20,000	20,000
Net (losses)/earnings per share from continuing operations
Basic	$ 0.0078	$ (0.0098)	$ 0.28
Diluted	$ 0.0078	$ (0.0098)	$ 0.28